Property, Plant and Equipment	12 Months Ended
May 31, 2011
Property Plant And Equipment [Abstract]
Property Plant And Equipment Disclosure [Text Block]

6. PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consist of the following:

	May 31,
(in millions)	2011	2010
Land	$176.4	$165.1
Mineral properties and rights	2,861.0	2,592.8
Buildings and leasehold improvements	1,083.8	861.6
Machinery and equipment	4,266.1	3,598.3
Construction in-progress	1,224.4	790.7
	9,611.7	8,008.5
Less: accumulated depreciation and depletion	2,975.8	2,542.9
	$6,635.9	$5,465.6

Depreciation and depletion expense was $447.4 million, $445.0 million and $360.5 million for fiscal 2011, 2010 and 2009, respectively. Capitalized interest on major construction projects was $57.1 million, $37.3 million and $14.7 million in fiscal 2011, 2010 and 2009, respectively.